Cash Flow, Supplemental Disclosures (Details) - Schedule of Cash Flow, Supplemental Disclosures - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cash Flow, Supplemental Disclosures [Abstract]
Cash paid for interest	$ 29,707	$ 13,845	$ 33,638	$ 4,923
Income taxes paid	0	0	0	0
Regulation A shares issued as financing fees	0	0	220,000	0
Expenses related to financing	0	0	28,000	39,733
Cancellation of common shares	$ 0	$ 0	$ 0	$ 6,600